Employees	12 Months Ended
Mar. 31, 2024
Employees
Employees

24. Employees

This note shows the average number of people employed by the Group during the year, in which areas of our business our employees work and where they are based. It also shows total employment costs.

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	Employees	Employees	Employees
By activity
Operations	15,707	15,808	15,404
Selling and distribution	22,928	24,676	25,499
Customer care and administration	57,647	57,619	56,038
	96,282	98,103	96,941
By segment
Germany	15,115	15,242	15,256
UK	9,640	9,312	9,198
Other Europe	11,441	14,189	15,106
Africa	13,578	13,633	13,556
Turkey[2]	3,126	3,688	3,753
Vantage Towers	–	753	502
Common Functions	34,273	31,561	29,611
	87,173	88,378	86,982
Discontinued operations	9,109	9,725	9,959
Total	96,282	98,103	96,941

The cost incurred in respect of these employees (including Directors) was:

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Wages and salaries	4,674	4,384	3,923
Social security costs	497	468	449
Other pension costs (note 25 'Post employment benefits')	217	212	138
Share-based payments (note 26 'Shared-based payments')	110	128	110
	5,498	5,192	4,620
Discontinued operations	748	650	714
Total	6,246	5,842	5,334

Notes:

1	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	This segment was previously named Other Markets and the comparative period includes the results of Vodafone Ghana which, as previously reported, was sold in February 2023. Other Markets has been re-named to Turkey because this segment comprised only Vodafone Turkey in the year ended 31 March 2024.